Contingencies (Details) (Office space [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Office space [Member]
Future Minimum Non-cancellable Lease Payments
2013	$ 57,942
2014	43,922
2015	34,821
2016	28,240
2017	21,972
Thereafter	49,156
Total	$ 236,053